Consolidated Income Statements (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Revenues
Lease revenue	$ 976,147,000	$ 997,147,000		$ 1,050,536,000
Net gain (loss) on sale of assets	41,873,000	(46,421,000)		9,284,000
Management fee revenue	20,651,000	17,311,000		19,059,000
Interest revenue	5,525,000	2,471,000		2,761,000
Other revenue	5,870,000	2,012,000		12,283,000
Total Revenues	1,050,066,000	972,520,000		1,093,923,000
Expenses
Depreciation	337,730,000	357,347,000		361,210,000
Asset impairment	26,155,000	12,625,000		15,594,000
Interest on debt	226,329,000	286,019,000		292,486,000
Operating lease-in costs	550,000	6,119,000		12,069,000
Leasing expenses	48,473,000	72,122,000		58,432,000
Provision for doubtful accounts				3,335,000
Transaction expenses	10,959,000
Selling, general and administrative expenses	89,079,000	83,409,000		120,746,000
Total Expenses	739,275,000	817,641,000		863,872,000
Income from continuing operations before income taxes and income of investments accounted for under the equity method	310,791,000	154,879,000		230,051,000
Provision for income taxes	(26,026,000)	(8,067,000)		(15,460,000)
Net income of investments accounted for under the equity method	10,637,000	11,630,000		10,904,000
Net Income from continuing operations	295,402,000	158,442,000		225,495,000
Loss from discontinued operations (AeroTurbine, including loss on disposal), net of tax				(52,745,000)
Net income	295,402,000	158,442,000	[1]	172,750,000	[1]
Net (income) loss attributable to non-controlling interest	(2,992,000)	5,213,000		(526,000)
Net income attributable to AerCap Holdings N.V.	$ 292,410,000	$ 163,655,000		$ 172,224,000
Net income per share - basic: Continuing operations	$ 2.58	$ 1.24		$ 1.53
Net income per share - basic: Discontinued operations				$ (0.36)
Net income per share - basic	$ 2.58	$ 1.24		$ 1.17
Net income per share - diluted: Continuing operations	$ 2.54	$ 1.24		$ 1.53
Net income per share - diluted: Discontinued operations				$ (0.36)
Net income per share - diluted	$ 2.54	$ 1.24		$ 1.17
Weighted average shares outstanding - basic	113,463,813	131,492,057		146,587,752
Weighted average shares outstanding - diluted	115,002,458	132,497,913		146,587,752

[1]	Certain reclassifications have been made to the prior years Consolidated Statement of Cash Flows to reflect the current year presentation.